Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 26,870	$ 19,668	$ 26,870
Less: Accumulated depreciation	(23,325)	(17,072)	(19,011)
Property and equipment, net	3,546	2,596	7,861
Computers [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	24,668	18,056	24,668
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 2,202	$ 1,612	$ 2,202